DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

March 31, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
26.37% of Net Assets
Athens AL	4.125%	05/01/2044	Aa3	$250,000	$237,763
Athens AL	4.250	05/01/2049	Aa3	250,000	237,333
Athens AL Warrants	3.000	05/01/2041	Aa3	125,000	102,191
Cherokee County AL Board of Education Tax Warrants	4.000	12/01/2034	A1	310,000	305,586
Cherokee County AL Board of Education Tax Warrants	4.250	12/01/2042	A1	150,000	145,991
Cullman AL Board of Education Special Tax School Warrants	4.000	03/01/2044	A1	250,000	232,375
Cullman AL Board of Education Special Tax School Warrants	4.125	03/01/2049	A1	250,000	230,488
Enterprise AL Board of Education Special Tax School Warrants	4.000	03/01/2044	AA*	250,000	235,403
Florence AL City Board of Education Special Tax School Warrants	4.000	03/01/2046	Aa3	225,000	206,980
Guntersville AL Warrants	3.000	08/01/2040	AA-*	250,000	208,530
Houston County AL Board of Education Special Tax School Warrants	3.000	12/01/2037	AA*	250,000	218,953
Jackson County AL Board of Education School Tax Warrants	3.000	03/01/2038	AA*	350,000	304,308
Jefferson County AL Board of Education Public School Warrants	4.000	02/01/2042	Aa3	795,000	739,490
Lauderdale County AL Board of Education Special Tax School Warrants	5.000	02/01/2044	AA*	155,000	160,475
Lauderdale County AL Board of Education Special Tax School Warrants	4.125	02/01/2049	AA*	250,000	231,878
Mountain Brook AL City Board of Education	3.000	03/01/2042	Aa1	250,000	202,813
Pell City AL Warrants	4.500	02/01/2042	AA*	200,000	200,106
Pike Road AL Warrants	5.000	03/01/2043	AA+*	250,000	264,378
Saint Clair County AL Board of Education Special Tax Warrants	3.000	02/01/2038	A1	250,000	217,515
Saint Clair County AL Board of Education Special Tax Warrants	5.000	02/01/2040	A1	125,000	132,208
Saint Clair County AL Board of Education Special Tax Warrants	4.000	02/01/2044	A1	500,000	470,872
Troy AL Public Educational Building Authority	5.250	12/01/2036	A1	30,000	30,007

					5,315,643
PUBLIC FACILITIES REVENUE BONDS
22.30% of Net Assets
Adamsville AL Warrants	3.000	09/01/2045	AA*	250,000	193,763
AL State Corrections Institution Finance Authority	5.000	07/01/2042	Aa2	350,000	367,101
Anniston AL Public Building Authority DHR Project	5.250	05/01/2030	AA-*	50,000	50,016
Anniston AL Public Building Authority DHR Project	5.500	05/01/2033	AA-*	200,000	200,140
Bessemer AL Public Educational Building Authority Revenue	5.000	07/01/2030	AA*	140,000	140,034
Birmingham Jefferson AL Civic Center Authority Revenue	5.000	05/01/2037	Aa3	400,000	410,546
Birmingham Jefferson AL Civic Center Authority Revenue	5.000	05/01/2038	Aa3	250,000	256,155
Birmingham Jefferson AL Civic Center Authority Revenue	5.000	12/01/2043	AA*	500,000	517,245
Boaz AL Warrants	4.000	02/01/2037	AA*	250,000	244,223
Bullock County AL Public Building Authority	4.000	10/01/2038	AA-*	500,000	495,880
Cherokee County AL Public Building Authority	4.125	07/01/2044	A2	350,000	325,507
Helena AL Warrants	4.000	01/01/2049	AA*	350,000	319,358
Irondale AL Public Building Authority	4.000	10/01/2049	AA-*	425,000	382,555
Montgomery County AL Public Building Authority	5.000	03/01/2036	Aa2	350,000	362,761
Tuscaloosa County AL Public Building Authority	4.000	10/01/2044	AA-*	250,000	231,738

					4,497,022
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
14.01% of Net Assets
AL Community College System Gadsden State Community College	5.000	06/01/2038	A1	325,000	333,873
AL State Public School & College Authority	4.000	11/01/2040	Aa1	250,000	242,923
AL State Public School & College Authority	4.000	09/01/2043	Aa1	250,000	237,765
Auburn University AL General Fee Revenue	4.000	06/01/2036	Aa2	380,000	376,268
Auburn University AL General Fee Revenue	4.000	06/01/2041	Aa2	285,000	269,054
Troy University AL Facilities Revenue	5.000	11/01/2028	A1	250,000	250,298
Troy University AL Facilities Revenue	4.000	11/01/2032	A1	300,000	302,853
Troy University AL Facilities Revenue	5.000	11/01/2037	A1	200,000	204,758
University of AL Huntsville General Fee Revenue	5.000	09/01/2038	Aa3	85,000	87,859
University of AL Huntsville General Fee Revenue	5.000	09/01/2038	Aa3	500,000	519,040

					2,824,691
MUNICIPAL UTILITY REVENUE BONDS
13.71% of Net Assets
Berry AL Water & Sewer Revenue	4.000	09/01/2039	AA*	250,000	240,953
Birmingham AL Waterworks	4.000	01/01/2037	Aa2	250,000	243,800
Birmingham AL Waterworks	4.000	01/01/2041	Aa2	225,000	213,856
Guntersville AL Waterworks & Sewer Board Utility Revenue	4.250	08/01/2049	AA*	250,000	233,435
Limestone County AL Water & Sewer Authority	4.750	12/01/2035	AA*	400,000	400,144
Opelika AL Utilities Board	4.000	06/01/2039	Aa3	250,000	238,005
Prattville AL Sewer Warrants	4.000	11/01/2042	AA-*	375,000	353,246
Roanoke AL Utilities Board Water & Gas & Sewer Revenue	4.375	08/15/2049	AA*	250,000	237,925
Talladega AL Water & Sewer Revenue	3.000	09/01/2046	AA*	250,000	184,720
Tuskegee AL Utilities Board	3.000	08/01/2037	A1	260,000	230,196
Warrior River AL Water Authority	4.000	08/01/2043	AA*	200,000	188,312

					2,764,592
STATE AND LOCAL MORTGAGE/HOUSING BONDS
7.09% of Net Assets
AL State Housing Finance Authority	4.500	10/01/2044	Aaa	965,000	939,330
AL State Housing Finance Authority	4.550	10/01/2044	Aaa	250,000	244,933
AL State Housing Finance Authority	4.700	10/01/2049	Aaa	250,000	246,068

					1,430,331

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS	UNAUDITED

Alabama Municipal Bonds

March 31, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
6.99% of Net Assets
Arab AL	3.000%	12/01/2041	AA*	$250,000	$198,765
Birmingham AL Warrants	4.000	12/01/2035	Aa3	250,000	249,990
Birmingham AL Warrants	5.000	12/01/2037	Aa3	250,000	258,781
Elmore County AL Warrants	5.000	05/01/2047	AA*	250,000	257,653
Enterprise AL Warrants	4.625	10/01/2040	AA-*	250,000	259,158
Rainsville AL Warrants	4.000	01/01/2044	AA*	200,000	185,734

					1,410,081
REFUNDING BONDS
3.84% of Net Assets
Jefferson County AL Warrants	5.000	09/15/2035	AA+*	250,000	256,357
Montgomery AL Warrants	5.000	06/15/2035	A1	500,000	517,215

					773,572
PREREFUNDED BONDS
2.73% of Net Assets
Auburn AL Waterworks Board Water Revenue	5.000	09/01/2036	NR	250,000	252,263
Limestone County AL Water & Sewer Authority	4.750	12/01/2033	AA*	290,000	299,184

					551,447
HOSPITAL AND HEALTHCARE REVENUE BONDS
1.49% of Net Assets
Chilton County AL Health Care Authority Chilton County Hospital	5.000	11/01/2035	AA-@	300,000	300,636

Total Investments 98.53% of Net Assets					$19,868,015

(cost $20,978,314 (See (a) below for further explanation)

Other assets in excess of liabilities 1.47%					296,856

Net Assets 100%					$20,164,871

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.

*	Rated by Standard & Poor’s Corporation

@	Fitch’s Investors Service

NR	Not Rated

(a)	Cost for federal income tax purposes is $20,978,314 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$7,741
Unrealized depreciation	(1,118,040)

Net unrealized depreciation	$(1,110,299)

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.
Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2025.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	19,868,015
Level 3	Significant Unobservable Inputs	—

$19,868,015

Securities held by the Fund are valued as determined in good faith by the Funds’ Valuation Designee, Dupree & Company, Inc. (the “Valuation Designee”). The Valuation Designee is responsible for, among other things, monitoring the value of the Fund’s securities. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotation provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires the Valuation Designee, to fair value the security in accordance with procedures approved by the Board of Trustees.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

March 31, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
30.90% of Net Assets
KY Association of Counties	4.000%	02/01/2029	AA-*	$240,000	$244,951
KY Association of Counties	5.000	02/01/2030	AA-*	385,000	408,797
KY Association of Counties	5.000	02/01/2031	AA-*	255,000	269,818
KY Association of Counties	4.000	02/01/2033	AA-*	420,000	420,958
KY Association of Counties	4.000	02/01/2034	AA-*	435,000	436,270
KY Association of Counties	4.000	02/01/2035	AA-*	690,000	692,353
KY Association of Counties	4.000	02/01/2035	AA-*	460,000	460,810
KY Association of Counties	4.500	02/01/2036	AA-*	445,000	460,321
KY Association of Counties	4.000	02/01/2037	AA-*	745,000	729,824
KY Association of Counties	4.500	02/01/2037	AA-*	460,000	474,168
KY Association of Counties	4.000	02/01/2038	AA-*	3,165,000	3,053,750
KY Association of Counties	4.500	02/01/2038	AA-*	490,000	503,612
KY Association of Counties	4.000	02/01/2039	AA-*	1,000,000	956,830
KY Association of Counties	4.500	02/01/2039	AA-*	515,000	526,835
KY Association of Counties	5.000	02/01/2039	AA-*	550,000	583,605
KY Association of Counties	4.500	02/01/2040	AA-*	535,000	542,196
KY Association of Counties	4.500	02/01/2041	AA-*	565,000	569,599
KY Association of Counties	3.500	02/01/2042	AA-*	1,215,000	1,067,353
KY Association of Counties	4.500	02/01/2042	AA-*	1,050,000	1,054,851
KY Association of Counties	4.500	02/01/2043	AA-*	1,455,000	1,454,913
KY Association of Counties	4.000	02/01/2043	AA-*	515,000	481,824
KY Association of Counties	4.000	02/01/2048	AA-*	920,000	819,702
KY Bond Corporation Finance Program	4.375	02/01/2047	AA-*	765,000	743,458
KY Bond Corporation Finance Program	3.000	02/01/2032	AA-*	550,000	519,591
KY Bond Corporation Finance Program	3.000	02/01/2033	AA-*	1,010,000	940,027
KY Bond Corporation Finance Program	3.000	02/01/2034	AA-*	1,070,000	987,985
KY Bond Corporation Finance Program	3.000	02/01/2034	AA-*	925,000	850,852
KY Bond Corporation Finance Program	3.000	02/01/2035	AA-*	1,170,000	1,065,776
KY Bond Corporation Finance Program	3.000	02/01/2035	AA-*	930,000	846,449
KY Bond Corporation Finance Program	3.000	02/01/2036	AA-*	1,240,000	1,104,505
KY Bond Corporation Finance Program	3.000	02/01/2036	AA-*	965,000	868,133
KY Bond Corporation Finance Program	3.000	02/01/2037	AA-*	990,000	880,932
KY Bond Corporation Finance Program	3.000	02/01/2038	AA-*	980,000	842,163
KY Bond Corporation Finance Program	3.000	02/01/2038	AA-*	1,025,000	888,142
KY Bond Corporation Finance Program	3.000	02/01/2039	AA-*	1,050,000	898,842
KY Bond Corporation Finance Program	3.000	02/01/2040	AA-*	1,030,000	864,067
KY Bond Corporation Finance Program	3.000	02/01/2041	AA-*	1,000,000	816,500
KY Bond Corporation Finance Program	4.375	02/01/2041	AA-*	920,000	921,463
KY Bond Corporation Finance Program	3.000	02/01/2041	AA-*	1,065,000	876,932
KY Bond Corporation Finance Program	3.000	02/01/2042	AA-*	420,000	339,696
KY Bond Corporation Finance Program	4.375	02/01/2043	AA-*	455,000	448,603
KY Bond Corporation Finance Program	3.000	02/01/2043	AA-*	430,000	341,480
KY Bond Corporation Finance Program	3.000	02/01/2044	AA-*	450,000	351,248
KY Bond Corporation Finance Program	3.000	02/01/2047	AA-*	1,100,000	819,236
KY Bond Development	4.000	02/01/2047	AA-*	510,000	457,062
KY State Bond Corporation Financing Program	4.000	02/01/2041	AA-*	620,000	591,902
KY State Property & Building #108	5.000	08/01/2026	Aa3	955,000	961,131
KY State Property & Building #108	5.000	08/01/2028	Aa3	2,670,000	2,686,421
KY State Property & Building #108	5.000	08/01/2032	Aa3	3,500,000	3,514,280
KY State Property & Building #108	5.000	08/01/2033	Aa3	270,000	271,067
KY State Property & Building #108	5.000	08/01/2034	Aa3	650,000	652,392
KY State Property & Building #110	5.000	08/01/2032	Aa3	1,515,000	1,521,333
KY State Property & Building #110	5.000	08/01/2033	Aa3	1,000,000	1,003,910
KY State Property & Building #110	5.000	08/01/2034	Aa3	1,900,000	1,908,132
KY State Property & Building #110	5.000	08/01/2035	Aa3	3,680,000	3,698,694
KY State Property & Building #112	5.000	11/01/2028	Aa3	265,000	272,590
KY State Property & Building #112	5.000	02/01/2035	Aa3	8,325,000	8,417,408
KY State Property & Building #112	5.000	02/01/2036	Aa3	7,920,000	8,003,318
KY State Property & Building #115	5.000	04/01/2033	Aa3	4,565,000	4,701,494
KY State Property & Building #115	5.000	04/01/2034	Aa3	13,975,000	14,381,952
KY State Property & Building #115	5.000	04/01/2036	Aa3	14,460,000	14,830,460
KY State Property & Building #117	5.000	05/01/2032	Aa3	3,680,000	3,803,354
KY State Property & Building #117	5.000	05/01/2033	Aa3	3,550,000	3,662,500
KY State Property & Building #117	5.000	05/01/2034	Aa3	5,825,000	6,002,488
KY State Property & Building #117	5.000	05/01/2035	Aa3	5,065,000	5,210,062
KY State Property & Building #117	5.000	05/01/2036	Aa3	5,275,000	5,423,913
KY State Property & Building #119	5.000	05/01/2034	Aa3	725,000	758,662
KY State Property & Building #119	5.000	05/01/2035	Aa3	10,000,000	10,416,700
KY State Property & Building #119	5.000	05/01/2036	Aa3	10,000,000	10,390,000
KY State Property & Building #127	5.250	06/01/2040	Aa3	10,000,000	10,849,500
KY State Property & Building #127	5.250	06/01/2041	Aa3	8,745,000	9,397,290
KY State Property & Building #127	5.250	06/01/2042	Aa3	15,975,000	17,084,462

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

March 31, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY State Property & Building #130	4.000%	11/01/2041	Aa3	$1,500,000	$1,441,815
KY State Property & Building #130	5.000	11/01/2042	Aa3	1,500,000	1,595,040
KY State Property & Building #130	4.000	11/01/2043	Aa3	7,000,000	6,570,620
KY State Property & Building #130	5.250	11/01/2044	Aa3	8,140,000	8,735,197
KY State Property & Building #131	4.000	10/01/2044	Aa3	2,500,000	2,308,250
KY State Property & Building #132	4.125	04/01/2045	Aa3	5,000,000	4,691,600
KY State Property & Building #132	5.000	04/01/2045	Aa3	5,000,000	5,236,500
Louisville & Jefferson County Visitors & Convention Commission	4.000	06/01/2034	Aa3	1,450,000	1,452,886
Paducah KY	4.250	12/01/2044	AA-*	1,915,000	1,860,154

					218,193,959

SCHOOL IMPROVEMENT BONDS

29.05% of Net Assets
Adair County KY School District Finance Corporation	4.250	09/01/2040	Aa3	1,840,000	1,846,090
Adair County KY School District Finance Corporation	4.250	09/01/2042	Aa3	1,270,000	1,259,154
Bardstown KY Independent School District Finance Corporation	4.000	02/01/2040	Aa3	1,495,000	1,460,555
Bardstown KY Independent School District Finance Corporation	4.000	02/01/2042	Aa3	1,525,000	1,452,929
Beechwood KY Independent School District Finance Corporation	4.375	08/01/2042	Aa3	650,000	648,791
Bell County KY School District Finance Corporation	4.000	10/01/2042	Aa3	680,000	646,245
Bell County KY School District Finance Corporation	4.000	10/01/2043	Aa3	710,000	664,049
Bowling Green KY School District Finance Corporation	4.000	08/01/2034	Aa3	1,890,000	1,897,976
Bowling Green KY School District Finance Corporation	4.000	08/01/2035	Aa3	2,215,000	2,218,323
Bowling Green KY School District Finance Corporation	4.000	08/01/2036	Aa3	2,305,000	2,290,363
Bowling Green KY School District Finance Corporation	4.000	08/01/2037	Aa3	2,395,000	2,351,411
Bowling Green KY School District Finance Corporation	4.000	04/01/2043	Aa3	3,085,000	2,914,307
Bowling Green KY School District Finance Corporation	4.000	04/01/2045	Aa3	2,500,000	2,314,500
Bullitt County KY School District Finance Corporation	4.000	10/01/2035	Aa3	1,820,000	1,823,676
Bullitt County KY School District Finance Corporation	4.000	10/01/2036	Aa3	2,985,000	2,965,956
Bullitt County KY School District Finance Corporation	4.000	10/01/2037	Aa3	3,075,000	3,012,731
Bullitt County KY School District Finance Corporation	4.000	03/01/2038	Aa3	575,000	570,969
Bullitt County KY School District Finance Corporation	4.000	02/01/2042	Aa3	1,485,000	1,411,418
Butler County KY School District Finance Corporation	4.000	03/01/2037	Aa3	360,000	360,421
Butler County KY School District Finance Corporation	4.250	03/01/2040	Aa3	755,000	746,755
Campbell County KY School District Finance Corporation	4.000	02/01/2045	Aa3	1,000,000	924,900
Christian County KY School District Finance Corporation	4.500	10/01/2042	Aa3	3,555,000	3,620,377
Christian County KY School District Finance Corporation	4.500	10/01/2043	Aa3	3,605,000	3,643,069
Christian County KY School District Finance Corporation	4.500	10/01/2048	Aa3	3,000,000	2,961,420
Clark County KY School District Finance Corporation	4.000	03/01/2039	Aa3	3,090,000	3,054,156
Clark County KY School District Finance Corporation	4.000	03/01/2040	Aa3	1,475,000	1,445,707
Clay County KY School District Finance Corporation	4.250	09/01/2042	Aa3	1,500,000	1,479,960
Covington KY Independent School District Finance Corporation	4.000	06/01/2041	Aa3	490,000	475,202
Daviess County KY Board of Education	4.000	02/01/2044	Aa3	775,000	721,432
Dayton KY Independent School District Finance Corporation	4.000	04/01/2044	Aa3	2,210,000	2,048,515
Fairview KY Independent School District Finance Corporation	4.000	10/01/2041	Aa3	530,000	510,136
Fairview KY Independent School District Finance Corporation	4.000	10/01/2042	Aa3	555,000	526,801
Fairview KY Independent School District Finance Corporation	4.000	10/01/2043	Aa3	580,000	542,462
Fairview KY Independent School District Finance Corporation	4.000	10/01/2044	Aa3	515,000	475,500
Fayette County KY Board of Education	4.000	04/01/2042	Aa3	1,000,000	950,170
Fayette County KY Board of Education	4.000	04/01/2043	Aa3	4,020,000	3,764,368
Fayette County KY Board of Education	4.000	04/01/2044	Aa3	4,585,000	4,294,265
Fayette County KY Board of Education	4.000	04/01/2048	Aa3	1,410,000	1,275,824
Fayette County KY School District Finance Corporation	5.000	08/01/2028	Aa3	1,330,000	1,338,047
Fayette County KY School District Finance Corporation	5.000	08/01/2032	Aa3	10,600,000	10,643,248
Fayette County KY School District Finance Corporation	5.000	08/01/2034	Aa3	8,750,000	8,790,075
Fleming County KY School District Finance Corporation	4.250	06/01/2043	Aa3	965,000	939,900
Fleming County KY School District Finance Corporation	4.250	06/01/2044	Aa3	1,010,000	977,751
Franklin County KY School District Finance Corporation	4.000	02/01/2040	Aa3	1,000,000	973,730
Franklin County KY School District Finance Corporation	4.000	02/01/2041	Aa3	1,020,000	981,668
Glasgow KY School District Finance Corporation	3.000	02/01/2042	Aa3	1,820,000	1,477,567
Hardin County KY Board of Education	4.000	06/01/2040	Aa2	1,000,000	963,540
Hardin County KY Board of Eduction	4.000	06/01/2044	Aa2	1,000,000	930,100
Hardin County KY School District Finance Corporation	4.000	05/01/2030	Aa3	635,000	639,813
Hardin County KY School District Finance Corporation	4.000	02/01/2042	Aa3	6,035,000	5,735,966
Hardin County KY School District Finance Corporation	4.000	02/01/2044	Aa3	2,000,000	1,852,180
Hardin County KY School District Finance Corporation	4.000	02/01/2041	Aa3	1,220,000	1,175,507
Harlan KY Independent School District Finance Corporation	4.250	09/01/2041	Aa3	560,000	548,951
Harlan KY Independent School District Finance Corporation	4.375	09/01/2042	Aa3	260,000	255,479
Hazard County KY School District Finance Corporation	4.000	11/01/2046	Aa3	900,000	820,809
Hazard County KY School District Finance Corporation	4.000	11/01/2045	Aa3	815,000	745,277
Hazard KY Independent School District Finance Corporation	4.000	11/01/2040	Aa3	745,000	722,255
Hazard KY Independent School District Finance Corporation	4.000	11/01/2041	Aa3	735,000	703,968
Hazard KY Independent School District Finance Corporation	4.000	11/01/2043	Aa3	595,000	556,361
Henderson County KY School District Finance Commission	4.125	03/01/2045	Aa3	2,485,000	2,341,317
Hopkins County KY School District Finance Corporation	4.000	11/01/2047	Aa3	1,465,000	1,340,358
Jefferson County KY School District Finance Corporation	5.000	10/01/2026	Aa3	255,000	263,147

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

March 31, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Jefferson County KY School District Finance Corporation	5.000%	04/01/2030	Aa3	$975,000	$975,419
Jefferson County KY School District Finance Corporation	5.000	04/01/2031	Aa3	1,025,000	1,025,400
Jefferson County KY School District Finance Corporation	4.750	04/01/2034	Aa3	1,165,000	1,165,303
Jefferson County KY School District Finance Corporation	4.750	04/01/2035	Aa3	1,220,000	1,220,342
Jefferson County KY School District Finance Corporation	4.250	10/01/2037	Aa3	2,110,000	2,117,596
Jefferson County KY School District Finance Corporation	3.000	12/01/2038	Aa3	1,470,000	1,283,736
Jefferson County KY School District Finance Corporation	3.000	12/01/2039	Aa3	385,000	329,441
Jefferson County KY School District Finance Corporation	3.000	12/01/2040	Aa3	1,940,000	1,628,921
Kenton County KY School District Finance Corporation	4.000	04/01/2036	Aa3	1,210,000	1,211,694
Kenton County KY School District Finance Corporation	4.000	04/01/2037	Aa3	1,255,000	1,236,188
Kenton County KY School District Finance Corporation	4.000	04/01/2038	Aa3	1,300,000	1,280,565
Kenton County KY School District Finance Corporation	3.000	12/01/2040	Aa3	1,965,000	1,612,774
Knox County KY School District Finance Corporation	4.000	10/01/2044	Aa3	390,000	358,199
Madison County KY School District Finance Corporation	4.000	02/01/2043	Aa3	1,585,000	1,503,373
Madison County KY School District Finance Corporation	4.000	02/01/2044	Aa3	1,000,000	938,110
Madison County KY School District Finance Corporation	4.250	02/01/2045	Aa3	2,170,000	2,085,435
Madison County KY School District Finance Corporation	4.000	02/01/2042	Aa3	2,545,000	2,433,478
Marion County KY School District Finance Corporation	4.000	04/01/2038	Aa3	1,000,000	996,990
Marion County KY School District Finance Corporation	4.000	04/01/2040	Aa3	1,190,000	1,165,010
Marshall County KY Board of Education	4.000	10/01/2044	Aa3	1,230,000	1,137,147
Mason County KY School District Finance Corporation	4.000	04/01/2043	Aa3	1,145,000	1,069,510
McLean County KY School District Finance Corporation	4.000	02/01/2044	Aa3	845,000	779,538
Meade County KY School District Finance Corporation	4.000	06/01/2036	Aa3	2,215,000	2,216,905
Meade County KY School District Finance Corporation	4.000	06/01/2037	Aa3	2,255,000	2,224,963
Meade County KY School District Finance Corporation	4.000	06/01/2038	Aa3	2,400,000	2,366,040
Mercer County KY School District Finance Corporation	4.000	05/01/2040	Aa3	1,555,000	1,518,769
Mercer County KY School District Finance Corporation	4.000	05/01/2041	Aa3	1,950,000	1,878,143
Mercer County KY School District Finance Corporation	4.000	05/01/2044	Aa3	450,000	418,640
Nelson County KY School District Finance Corporation	4.000	06/01/2041	Aa3	1,695,000	1,626,556
Nelson County KY School District Finance Corporation	4.125	06/01/2042	Aa3	1,765,000	1,702,731
Owensboro KY Independent School District Finance Corporation	4.000	04/01/2041	Aa3	1,545,000	1,484,853
Paris KY Independent School District Finance Corporation	4.000	03/01/2042	Aa3	1,000,000	957,210
Paris KY School District Finance Corporation	4.000	06/01/2043	Aa3	335,000	316,337
Powell County KY School District Finance Corporation	4.000	02/01/2039	Aa3	1,235,000	1,219,439
Raceland-Worthington KY Independent School District Finance Corporation	3.400	06/01/2037	Aa3	580,000	540,334
Robertson County KY School District Finance Corporation	4.000	02/01/2042	Aa3	300,000	287,892
Robertson County KY School District Finance Corporation	4.000	02/01/2043	Aa3	310,000	294,404
Rockcastle County KY School District Finance Corporation	4.000	03/01/2042	Aa3	1,015,000	959,926
Rockcastle County KY School District Finance Corporation	4.000	03/01/2043	Aa3	1,205,000	1,128,579
Rockcastle County KY School District Finance Corporation	4.000	03/01/2046	Aa3	705,000	646,760
Rockcastle County KY School District Finance Corporation	4.000	03/01/2038	Aa3	1,140,000	1,130,880
Rockcastle County KY School District Finance Corporation	4.000	03/01/2041	Aa3	1,305,000	1,257,250
Rockcastle County KY School District Finance Corporation	4.000	03/01/2041	Aa3	1,275,000	1,221,259
Rockcastle County KY School District Finance Corporation	4.000	03/01/2043	Aa3	500,000	468,290
Rockcastle County KY School District Finance Corporation	4.000	03/01/2044	Aa3	500,000	462,955
Russell County KY School District Finance Corporation	4.125	02/01/2042	Aa3	655,000	632,193
Russell County KY School District Finance Corporation	4.125	02/01/2043	Aa3	720,000	685,397
Russell County KY School District Finance Corporation	4.250	02/01/2044	Aa3	520,000	503,578
Russell County KY School District Finance Corporation	4.250	02/01/2045	Aa3	565,000	544,411
Russellville KY Independent School District Finance Corporation	4.000	03/01/2044	Aa3	545,000	503,967
Scott County KY School District Finance Corporation	4.000	06/01/2035	Aa3	1,440,000	1,444,018
Scott County KY School District Finance Corporation	4.000	10/01/2035	Aa3	2,235,000	2,239,515
Scott County KY School District Finance Corporation	4.000	06/01/2036	Aa3	1,500,000	1,500,270
Scott County KY School District Finance Corporation	4.000	10/01/2037	Aa3	2,415,000	2,382,277
Scott County KY School District Finance Corporation	5.000	09/01/2041	Aa3	7,120,000	7,516,652
Scott County KY School District Finance Corporation	4.125	04/01/2047	Aa3	2,025,000	1,887,462
Shelby County KY School District Finance Corporation	4.000	08/01/2037	Aa3	6,240,000	6,114,638
Shelby County KY School District Finance Corporation	4.000	08/01/2038	Aa3	3,000,000	2,900,370
Spencer County KY Board of Education	4.000	12/01/2043	Aa3	800,000	751,736
Taylor County KY School District Finance Corporation	4.000	12/01/2044	Aa3	820,000	758,738
Warren County KY School District Finance Corporation	4.000	02/01/2040	Aa3	2,000,000	1,947,460
Warren County KY School District Finance Corporation	4.250	12/01/2041	Aa3	5,000,000	4,958,450
Williamstown KY Independent School District Finance Corporation	4.125	05/01/2044	Aa3	490,000	468,435
Woodford County KY School District Finance Corporation	5.000	08/01/2038	Aa3	1,650,000	1,784,376
Woodford County KY School District Finance Corporation	5.000	08/01/2039	Aa3	350,000	376,180

					205,071,304
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
9.63% of Net Assets
Boyle County KY Educational Facilities Revenue Centre College	5.000	06/01/2037	Baa1	2,865,000	2,914,221
Boyle County KY Educational Facilities Revenue Centre College	5.250	06/01/2043	Baa1	2,000,000	2,083,440
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2033	Baa1	1,345,000	1,389,008
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2034	Baa1	1,605,000	1,655,590
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2035	Baa1	2,165,000	2,226,724
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2036	Baa1	2,835,000	2,910,751

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

March 31, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY Bond Development Corporation Educational Facilities Centre College	5.000%	06/01/2038	Baa1	$1,340,000	$1,376,997
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2038	Baa1	200,000	195,976
KY Bond Development Corporation Educational Facilities Centre College	3.000	06/01/2039	Baa1	860,000	731,585
KY Bond Development Corporation Educational Facilities Centre College	3.000	06/01/2041	Baa1	1,405,000	1,120,066
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2046	Baa1	2,545,000	2,266,781
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2051	Baa1	4,400,000	3,778,676
KY State Property & Building #116	5.000	10/01/2035	Aa3	4,165,000	4,291,158
KY State Property & Building #116	5.000	10/01/2036	Aa3	2,725,000	2,809,502
Murray KY State University General Receipts	4.000	03/01/2043	Aa3	1,410,000	1,320,578
Murray State University	5.000	03/01/2032	Aa3	2,220,000	2,221,887
Murray State University	3.000	09/01/2037	Aa3	1,310,000	1,174,402
Murray State University	3.000	09/01/2039	Aa3	1,390,000	1,198,667
Murray State University	3.000	09/01/2041	Aa3	1,470,000	1,226,583
University of Kentucky General Receipts	4.000	10/01/2036	Aa2	11,160,000	11,018,156
University of Kentucky General Receipts	4.000	10/01/2038	Aa2	10,855,000	10,556,595
University of Kentucky Parking	4.000	10/01/2044	Aa3	1,650,000	1,543,641
University of Louisville	3.000	09/01/2039	Aa3	1,450,000	1,243,346
University of Louisville	3.000	09/01/2040	Aa3	1,495,000	1,259,463
University of Louisville	3.000	09/01/2042	Aa3	1,575,000	1,276,884
Western KY University	4.000	09/01/2034	Aa3	575,000	576,794
Western KY University	4.000	09/01/2035	Aa3	595,000	595,797
Western KY University	4.000	09/01/2036	Aa3	620,000	616,609
Western KY University	4.000	09/01/2044	Aa3	2,500,000	2,314,750

					67,894,627
PUBLIC FACILITIES REVENUE BONDS
8.24% of Net Assets
Ashland KY	4.000	11/01/2047	A2	675,000	625,624
Bath County KY Public Properties	4.625	06/01/2045	Aa3	1,040,000	1,051,575
Bath County KY Public Properties	4.625	06/01/2046	Aa3	1,090,000	1,099,908
Covington KY	4.000	12/01/2042	A1	955,000	900,527
Covington KY	4.125	12/01/2043	A1	995,000	945,748
Covington KY	4.125	12/01/2044	A1	1,030,000	974,730
Covington KY	4.125	12/01/2045	A1	1,585,000	1,487,206
Covington KY	4.125	12/01/2046	A1	1,665,000	1,563,701
Covington KY	4.000	12/01/2048	A1	2,000,000	1,814,520
Elizabethtown KY	4.000	09/01/2041	Aa2	485,000	461,385
Elizabethtown KY	4.000	09/01/2042	Aa2	710,000	673,194
Elizabethtown KY	4.000	09/01/2044	Aa2	1,510,000	1,392,613
Glasgow KY Park Project	4.000	12/01/2044	A1	1,110,000	1,031,157
Henderson KY	4.000	12/01/2042	Aa3	810,000	768,544
Henderson KY	4.000	12/01/2043	Aa3	840,000	785,274
KY Bond Development	5.000	09/01/2035	A2	1,275,000	1,331,444
KY Bond Development	5.000	09/01/2036	A2	2,000,000	2,080,720
KY State Certificate of Participation	4.000	04/15/2030	Aa3	1,500,000	1,530,105
KY State Certificate of Participation	4.000	04/15/2031	Aa3	1,350,000	1,372,788
KY State Certificate of Participation	5.000	06/15/2034	Aa3	1,640,000	1,643,493
KY State Certificate of Participation	5.000	04/15/2038	Aa3	5,000,000	5,185,150
KY State Certificate of Participation	5.000	06/15/2038	Aa3	7,535,000	7,549,467
Laurel County KY General Obligation	4.000	05/01/2031	AA*	1,295,000	1,309,167
Laurel County KY General Obligation	4.000	05/01/2034	AA*	1,440,000	1,450,282
Laurel County KY General Obligation	4.000	05/01/2035	AA*	1,495,000	1,502,385
Laurel County KY General Obligation	4.000	05/01/2036	AA*	1,555,000	1,560,209
Laurel County KY General Obligation	4.000	05/01/2037	AA*	1,620,000	1,622,527
Laurel County KY General Obligation	4.000	05/01/2038	AA*	1,680,000	1,673,179
Madison County KY Public Properties Judicial Center	4.125	06/01/2041	Aa3	1,180,000	1,148,010
Marshall County Library	4.000	06/01/2038	Aa3	1,060,000	1,056,725
Richmond KY General Obligation	4.375	06/01/2044	Aa2	1,270,000	1,252,893
River City, Inc. Parking Authority	3.000	12/01/2036	Aa3	835,000	753,370
River City, Inc. Parking Authority	3.000	12/01/2037	Aa3	860,000	752,423
Scott County KY Public Projects	4.000	05/01/2041	Aa3	1,000,000	955,320
Scott County KY Public Projects	4.000	05/01/2042	Aa3	500,000	474,985
Scott County KY Public Projects	4.000	05/01/2043	Aa3	2,415,000	2,260,899
Scott County KY Public Projects	4.250	05/01/2044	Aa3	3,450,000	3,297,579
Taylor County KY Library	4.000	12/01/2044	Aa3	290,000	269,758
Taylor County KY Library	4.000	12/01/2045	Aa3	300,000	276,897
Taylor County KY Library	4.000	12/01/2046	Aa3	315,000	288,424

					58,173,905
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.92% of Net Assets
KY Development Corporation Hospital Facilities - St. Elizabeth	4.000	05/01/2032	AA*	1,810,000	1,819,303
KY Development Corporation Hospital Facilities - St. Elizabeth	4.000	05/01/2035	AA*	1,390,000	1,391,863
KY Development Corporation Hospital Facilities - St. Elizabeth	4.000	05/01/2036	AA*	1,200,000	1,200,720
KY Development Corporation Hospital Facilities - St. Elizabeth	5.000	05/01/2039	AA*	7,185,000	7,263,245
Louisville & Jefferson County Norton Healthcare	5.000	10/01/2033	A*	4,060,000	4,130,969

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

March 31, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Louisville & Jefferson County Norton Healthcare	4.000%	10/01/2034	A*	$580,000	$566,544
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2035	A*	3,850,000	3,740,545
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2036	A*	7,005,000	6,754,221
Louisville & Jefferson County Norton Healthcare	5.000	10/01/2042	A*	2,750,000	2,885,850
Louisville & Jefferson County Norton Healthcare	3.000	10/01/2043	A*	4,000,000	3,066,040
Warren County KY Hospital	5.000	04/01/2043	AA-*	875,000	921,646
Warren County KY Hospital	5.000	04/01/2044	AA-*	2,685,000	2,801,636
Warren County KY Hospital	5.250	04/01/2049	AA-*	5,000,000	5,286,400

					41,828,982
MUNICIPAL UTILITY REVENUE BONDS
4.93% of Net Assets
KY Rural Water Finance Corporation	3.000	02/01/2032	AA-*	240,000	228,950
KY Rural Water Finance Corporation	3.000	02/01/2033	AA-*	370,000	348,895
KY Rural Water Finance Corporation	5.125	02/01/2035	AA-*	295,000	295,201
KY Rural Water Finance Corporation	3.000	08/01/2036	AA-*	285,000	256,075
KY Rural Water Finance Corporation	3.000	08/01/2037	AA-*	280,000	247,904
KY State Association of Counties Finance Corporation	4.000	02/01/2031	AA-*	405,000	409,419
KY State Association of Counties Finance Corporation	4.000	02/01/2033	AA-*	415,000	416,971
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2034	Aa3	4,595,000	4,637,134
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2035	Aa3	4,825,000	4,868,955
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2037	Aa3	10,000,000	9,980,600
Murray KY Electric Plant	3.000	12/01/2036	A1	370,000	326,847
Murray KY Electric Plant	3.000	12/01/2037	A1	380,000	330,091
Murray KY Electric Plant	3.000	12/01/2038	A1	395,000	337,539
Murray KY Electric Plant	3.000	12/01/2039	A1	405,000	343,788
Murray KY Electric Plant	3.000	12/01/2040	A1	420,000	349,285
Murray KY Electric Plant	3.000	12/01/2041	A1	430,000	350,945
Murray KY Electric Plant	3.000	12/01/2042	A1	445,000	357,642
Owensboro KY Electric Light & Power	4.000	01/01/2031	A3	245,000	247,051
Owensboro KY Electric Light & Power	4.000	01/01/2033	A3	275,000	276,141
Owensboro KY Electric Light & Power	4.000	01/01/2034	A3	305,000	305,650
Owensboro KY Electric Light & Power	4.000	01/01/2035	A3	200,000	200,158
Owensboro KY Electric Light & Power	4.000	01/01/2036	A3	325,000	323,580
Owensboro KY Electric Light & Power	4.000	01/01/2037	A3	410,000	410,119
Owensboro KY Water Revenue	4.000	09/15/2034	A1	2,075,000	2,084,130
Owensboro KY Water Revenue	4.000	09/15/2035	A1	2,155,000	2,161,961
Owensboro KY Water Revenue	4.000	09/15/2037	A1	1,950,000	1,950,878
Owensboro KY Water Revenue	4.000	09/15/2039	A1	2,125,000	2,041,360
Owensboro-Daviess County KY Water	4.000	12/01/2043	A+*	800,000	751,736

					34,839,005
STATE AND LOCAL MORTGAGE/HOUSING BONDS
4.39% of Net Assets
KY State Housing Corporation	4.250	01/01/2034	Aaa	250,000	253,888
KY State Housing Corporation	4.300	07/01/2034	Aaa	325,000	332,712
KY State Housing Corporation	4.350	01/01/2035	Aaa	310,000	313,444
KY State Housing Corporation	4.350	07/01/2035	Aaa	605,000	605,339
KY State Housing Corporation	4.400	07/01/2038	Aaa	3,005,000	3,017,801
KY State Housing Corporation	4.700	07/01/2043	Aaa	3,500,000	3,506,160
KY State Housing Corporation	4.400	07/01/2044	Aaa	2,945,000	2,873,790
KY State Housing Corporation	4.350	07/01/2044	Aaa	1,200,000	1,154,460
KY State Housing Corporation	4.500	07/01/2045	Aaa	4,000,000	3,911,320
KY State Housing Corporation	4.800	07/01/2048	Aaa	5,200,000	5,221,736
KY State Housing Corporation	4.600	07/01/2049	Aaa	4,000,000	3,897,000
KY State Housing Corporation	4.500	07/01/2049	Aaa	2,090,000	2,015,094
KY State Housing Corporation	4.625	07/01/2049	Aaa	4,000,000	3,922,520

					31,025,264
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
2.77% of Net Assets
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2025	Aa2	4,000,000	4,021,480
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa2	1,315,000	1,318,879
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2034	Aa2	1,120,000	1,140,037
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2036	Aa2	400,000	412,328
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2037	Aa2	500,000	515,190
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2038	Aa2	1,100,000	1,176,549
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2039	Aa2	3,255,000	3,444,311
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2040	Aa2	2,250,000	2,374,470
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2041	Aa2	3,555,000	3,717,641
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2042	Aa2	1,400,000	1,460,130

					19,581,015
REFUNDING BONDS
0.69% of Net Assets
Covington KY	4.000	10/01/2040	A1	870,000	838,784
KY Association of Counties	3.000	02/01/2034	AA-*	480,000	440,515

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

March 31, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY Association of Counties	3.000%	02/01/2035	AA-*	$505,000	$457,717
KY Association of Counties	3.000	02/01/2036	AA-*	510,000	455,093
KY State Property & Building #108	5.000	08/01/2025	Aa3	2,690,000	2,709,234

					4,901,343
AD VALOREM PROPERTY BONDS
0.36% of Net Assets
Henderson KY	3.000	09/01/2042	Aa3	845,000	679,785
Henderson KY	3.000	09/01/2043	Aa3	870,000	688,135
Warren County KY General Obligation	4.000	06/01/2035	Aa1	1,175,000	1,182,720

					2,550,640
AIRPORT REVENUE BONDS
0.16% of Net Assets
Kenton County Airport	5.000	01/01/2029	A1	240,000	243,166
Kenton County Airport	5.000	01/01/2034	A1	275,000	289,561
Kenton County Airport	5.000	01/01/2035	A1	300,000	315,132
Kenton County Airport	5.000	01/01/2037	A1	250,000	261,358

					1,109,217

Total Investments 97.04% of Net Assets					$685,169,261

(cost $707,267,328) (See (a) below for further explanation)

Other assets in excess of liabilities 2.96%					20,869,782

Net Assets 100%					$706,039,043

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

(a) Cost for federal income tax purposes is $707,267,328 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$734,582
Unrealized depreciation	(22,832,649)

Net unrealized depreciation	$(22,098,067)

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.
Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2025 involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2025.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	685,169,261
Level 3	Significant Unobservable Inputs	—

685,169,261

Securities held by the Fund are valued as determined in good faith by the Funds’ Valuation Designee, Dupree & Company, Inc. (the “Valuation Designee”). The Valuation Designee is responsible for, among other things, monitoring the value of the Fund’s securities. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotation provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires the Valuation Designee, to fair value the security in accordance with procedures approved by the Board of Trustees. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

March 31, 2025

Bond Description	Coupon	Maturity Date	Rating#		Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
20.95% of Net Assets
Anderson County KY School District Finance Corporation	3.000%	02/01/2029	Aa3		$500,000	$490,560
Boone County KY School District Finance Corporation	4.000	06/01/2029	Aa3		450,000	465,525
Bourbon County KY School District Finance Corporation	5.000	08/01/2028	Aa3		215,000	227,135
Bourbon County KY School District Finance Corporation	5.000	08/01/2029	Aa3		225,000	240,881
Bourbon County KY School District Finance Corporation	5.000	08/01/2030	Aa3		185,000	200,823
Bowling Green KY Independent School District Finance Corporation	5.000	08/01/2027	Aa3		695,000	713,835
Floyd County KY School District Finance Corporation	3.500	08/01/2031	Aa3		800,000	783,048
Jefferson County KY School District Finance Corporation	4.000	06/01/2030	Aa3		1,245,000	1,255,132
KY State Interlocal School Transportation Association	3.250	03/01/2028	Aa3		475,000	475,252
Newport KY Independent School District Finance Corporation	3.500	11/01/2028	Aa3		425,000	420,334
Paris KY Independent School District Finance Corporation	5.000	06/01/2027	Aa3		205,000	212,657
Paris KY Independent School District Finance Corporation	5.000	06/01/2028	Aa3		215,000	225,894
Paris KY Independent School District Finance Corporation	5.000	06/01/2029	Aa3		170,000	181,157
Pike County KY School District Finance Corporation	5.000	08/01/2025	Aa3		200,000	201,358
Pike County KY School District Finance Corporation	4.000	02/01/2028	Aa3		295,000	297,472

						6,391,063
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
18.65% of Net Assets
Eastern KY University	5.000	10/01/2026	Aa3		655,000	676,805
Eastern KY University General Receipts	4.500	04/01/2032	Aa3		840,000	840,160
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2029	Baa1		320,000	326,640
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2030	Baa1		170,000	172,691
University of Kentucky General Receipts	3.000	04/01/2025	Aa2		240,000	239,729
University of Kentucky General Receipts	4.000	10/01/2030	Aa2		90,000	90,465
University of Kentucky General Receipts	4.000	10/01/2032	Aa2		750,000	751,020
University of Louisville	4.000	09/01/2030	Aa3		745,000	765,637
Western KY University	4.000	09/01/2026	Aa3		1,000,000	1,015,840
Western KY University	5.000	09/01/2029	Aa3		750,000	810,630

						5,689,617
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
13.87% of Net Assets
KY Association of Counties	5.000	02/01/2028	AA-*		195,000	204,805
KY Association of Counties	4.000	02/01/2029	AA-*		630,000	648,251
KY Association of Counties	5.000	02/01/2029	AA-*		205,000	218,128
KY Association of Counties	5.000	02/01/2030	AA-*		250,000	268,718
KY State Property & Building #108	5.000	08/01/2028	Aa3		755,000	759,643
KY State Property & Building #127	5.000	06/01/2029	Aa3		1,000,000	1,081,010
Somerset KY	5.000	06/01/2028	A1		605,000	641,832
Somerset KY	5.000	06/01/2029	A1		380,000	408,310

						4,230,697
MUNICIPAL UTILITY REVENUE BONDS
11.31% of Net Assets
Campbell & Kenton Counties Sanitation District #1	4.000	08/01/2031	Aa2		1,000,000	1,008,240
Henderson KY	4.000	06/01/2028	Aa3		385,000	393,609
KY Rural Water Financing Corporation	5.000	08/01/2029	AA-*		595,000	640,238
Northern KY Water	5.000	02/01/2026	Aa2		815,000	815,081
Rural Water Financing Agency	5.000	08/01/2030	AA-*		545,000	593,843

						3,451,011
PUBLIC FACILITIES REVENUE BONDS
9.90% of Net Assets
KY Bond Development	5.000	09/01/2026	A3		1,000,000	1,024,290
Louisville & Jefferson County Visitors & Convention Commission	4.000	06/01/2029	Aa3		1,000,000	1,007,570
Taylor County KY Public Courthouse	4.000	09/01/2027	Aa3		700,000	708,554
Wolfe County KY Public Properties Corporation	4.000	04/01/2025	Aa3		280,000	280,896

						3,021,310
TURNPIKES/TOLLROAD/HIGHWAY BONDS
6.75% of Net Assets
KY Asset Liability Commission Federal Highway	5.000	09/01/2026	A2		330,000	332,891
KY State Turnpike Authority Economic Development	5.000	07/01/2025	Aa2		300,000	301,551
KY State Turnpike Authority Economic Development	5.000	07/01/2026	Aa2		1,385,000	1,424,015

						2,058,457
STATE AND LOCAL MORTGAGE/HOUSING BONDS
6.46% of Net Assets
KY State Housing Corporation	3.650	07/01/2027	Aaa		660,000	666,085
KY State Housing Corporation	3.750	07/01/2028	Aaa		345,000	349,095
KY State Housing Corporation	3.850	07/01/2029	Aaa		450,000	453,672
KY State Housing Corporation	3.350	07/01/2029	Aaa		305,000	304,869
KY State Housing Corporation	3.400	07/01/2030	Aaa		200,000	198,568

						1,972,289
HOSPITAL AND HEALTHCARE REVENUE BONDS
4.33% of Net Assets
Warren County KY Hospital	5.000	04/01/2032	AA-	*	1,200,000	1,321,068

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

March 31, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
AD VALOREM PROPERTY BONDS
2.12% of Net Assets
Henderson KY	5.000%	09/01/2029	Aa3	$600,000	$647,214

REFUNDING BONDS
1.88% of Net Assets
KY State Property & Building #112	5.000	11/01/2026	Aa3	555,000	574,203

AIRPORT REVENUE BONDS
1.66% of Net Assets
Kenton County Airport	5.000	01/01/2026	A1	500,000	508,010

Total Investments 97.88% of Net Assets					$29,864,939

(cost $30,171,599) (See (a) below for further explanation)

Other assets in excess of liabilities 2.12%					648,337

Net Assets 100%					$30,513,276

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.

*	Rated by Standard & Poor’s Corporation

@	Fitch’s Investors Service

NR	Not Rated

(a) Cost for federal income tax purposes is $30,171,599 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$72,981
Unrealized depreciation	(379,641)

Net unrealized depreciation	$(306,660)

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.
Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2025.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	29,864,939
Level 3	Significant Unobservable Inputs	—

29,864,939

Securities held by the Fund are valued as determined in good faith by the Funds’ Valuation Designee, Dupree & Company, Inc. (the “Valuation Designee”). The Valuation Designee is responsible for, among other things, monitoring the value of the Fund’s securities. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotation provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires the Valuation Designee, to fair value the security in accordance with procedures approved by the Board of Trustees. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds

March 31, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
22.96% of Net Assets
Canton MS Public School District Certificate of Participation	5.250%	01/01/2045	A1	$100,000	$105,698
Mississippi State	4.000	10/01/2039	Aa2	200,000	194,840
MS Development Bank Special Obligation Meridian Schools	4.000	04/01/2039	A2	100,000	97,279
MS Development Bank Special Obligation Rankin School District	4.000	06/01/2033	AA*	190,000	190,580
MS Development Bank Special Obligation Rankin School District	5.000	06/01/2037	AA*	200,000	208,921
MS Development Bank Special Obligation Rankin School District	4.000	06/01/2038	AA*	100,000	96,320
MS Development Bank Special Obligation Rankin School District	5.000	06/01/2040	AA*	100,000	103,216
MS Development Bank Special Obligation Vicksburg Warren School District	5.500	03/01/2038	AA*	100,000	106,316

					1,103,170
PUBLIC FACILITIES REVENUE BONDS
17.69% of Net Assets
MS Alcoholic Beverage Control Revenue	4.000	10/01/2045	Aa2	100,000	92,467
MS Alcoholic Beverage Control Revenue	5.000	10/01/2049	Aa2	100,000	103,752
MS Development Bank Special Obligation Dept of Corrections - Walnut Grove	5.000	08/01/2027	AA-*	200,000	208,252
MS Development Bank Special Obligation Lauderdale Correctional Facilities	4.000	03/01/2037	Aa3	100,000	97,587
MS Development Bank Special Obligation Tupelo	4.000	07/01/2037	Aa2	100,000	99,135
MS Development Bank Special Obligation Vicksburg Sports Complex	5.000	07/01/2048	A2	245,000	248,648

					849,841
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
16.89% of Net Assets
Mississippi State Gaming Tax Revenue	5.000	10/15/2035	A1	125,000	125,473
MS Development Bank Special Obligation Brandon Public Improvement	4.000	08/01/2034	AA*	200,000	198,605
MS Development Bank Special Obligation Olive Branch Public Improvement	4.000	06/01/2044	Aa2	225,000	208,728
MS Development Bank Special Obligation Tupelo Public Improvement	4.000	09/01/2044	Aa2	125,000	115,283
Pearl MS	4.750	09/01/2038	A3	155,000	163,460

					811,549
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
15.11% of Net Assets
Alcorn MS State University Educational Building Corporation	4.000	09/01/2035	Aa2	100,000	100,025
MS Development Bank Special Obligation Gulf Coast Community Project	4.000	12/01/2034	AA-*	300,000	300,516
MS State University Educational Building Corporation	4.000	08/01/2043	Aa2	125,000	117,248
University of MS Educational Building Corporation	5.000	10/01/2036	Aa2	100,000	108,447
University of MS Educational Building Corporation	4.000	10/01/2037	Aa2	100,000	100,064

					726,300
STATE AND LOCAL MORTGAGE/HOUSING BONDS
12.97% of Net Assets
Mississippi State Home Corporation	4.400	12/01/2043	Aaa	350,000	342,562
Mississippi State Home Corporation	4.375	12/01/2044	Aaa	150,000	145,655
Mississippi State Home Corporation	4.050	12/01/2047	Aaa	150,000	135,129

					623,346
LEASE REVENUE BONDS
4.71% of Net Assets
Warren County MS Certificate of Participation	6.000	09/01/2042	Aa3	100,000	113,101
Warren County MS Certificate of Participation	6.000	09/01/2043	Aa3	100,000	113,253

					226,354
HOSPITAL AND HEALTHCARE REVENUE BONDS
3.48% of Net Assets
Medical Center Educational Building Corporation University of Mississippi	5.000	06/01/2042	Aa2	165,000	167,458

PREREFUNDED BONDS
2.11% of Net Assets
MS Development Bank Special Obligation Canton School District	5.000	12/01/2033	A1	100,000	101,486

Total Investments 95.92% of Net Assets					$4,609,504

(cost $4,682,527) (See (a) below for further explanation)

Other assets in excess of liabilities 4.08%					195,844

Net Assets 100%					$4,805,348

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.

*	Rated by Standard & Poor’s Corporation

@	Fitch’s Investors Service

NR	Not Rated

(a) Cost for federal income tax purposes is $4,682,527 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$21,726
Unrealized depreciation	(94,749)

Net unrealized depreciation	$(73,023)

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds

March 31, 2025

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.
Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2025 involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2025.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	4,609,504
Level 3	Significant Unobservable Inputs	—

$4,609,504

Securities held by the Fund are valued as determined in good faith by the Funds’ Valuation Designee, Dupree & Company, Inc. (the “Valuation Designee”). The Valuation Designee is responsible for, among other things, monitoring the value of the Fund’s securities. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotation provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires the Valuation Designee, to fair value the security in accordance with procedures approved by the Board of Trustees. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

March 31, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
19.70% of Net Assets
Alamance County NC	4.000%	05/01/2041	Aa1	$635,000	$620,243
Alamance County NC	4.000	05/01/2042	Aa1	305,000	293,642
Ashe NC	4.125	06/01/2044	Aa3	650,000	612,502
Brunswick County NC Limited Obligation	5.000	06/01/2030	Aa1	250,000	250,648
Brunswick County NC Limited Obligation	5.000	06/01/2031	Aa1	250,000	250,603
Buncombe County NC Limited Obligation	4.000	06/01/2036	Aa1	125,000	126,920
Buncombe County NC Limited Obligation	5.000	06/01/2044	Aa1	250,000	266,053
Cabarrus County NC Limited Obligation	4.000	06/01/2034	Aa1	795,000	799,063
Cabarrus County NC Limited Obligation	5.000	04/01/2035	Aa1	1,435,000	1,454,558
Cabarrus County NC Limited Obligation	4.000	06/01/2035	Aa1	1,650,000	1,652,640
Catawba County NC Limited Obligation	4.000	04/01/2042	Aa2	420,000	403,935
Catawba County NC Limited Obligation	4.000	04/01/2043	Aa2	320,000	306,506
Chatham County NC Limited Obligation	4.000	11/01/2036	Aa2	750,000	745,170
Chatham County NC Limited Obligation	4.000	11/01/2037	Aa2	2,000,000	1,974,620
Henderson County NC Limited Obligation	4.000	06/01/2034	Aa2	200,000	200,286
Macon County NC Limited Obligation	4.000	10/01/2043	Aa3	500,000	474,255
Macon County NC Limited Obligation	4.000	10/01/2044	Aa3	500,000	468,390
Onslow County NC Limited Obligation	5.000	06/01/2033	Aa2	500,000	501,180
Pender County NC	4.000	03/01/2045	Aa2	1,050,000	990,633
Pitt County NC Limited Obligation	4.000	04/01/2031	Aa2	500,000	502,605
Pitt County NC Limited Obligation	4.000	04/01/2034	Aa2	550,000	550,633
Randolph County NC Limited Obligation	3.000	10/01/2036	Aa3	325,000	291,096
Sampson County NC Limited Obligation	5.000	12/01/2033	A1	975,000	983,093
Sampson County NC Limited Obligation	5.000	09/01/2040	A1	1,750,000	1,778,175
Scotland County NC	4.500	12/01/2036	A*	1,170,000	1,171,495
Surry County NC Limited Obligation	4.000	06/01/2036	Aa3	590,000	589,445
Surry County NC Limited Obligation	4.000	06/01/2037	Aa3	730,000	724,408
Wayne County NC	4.000	06/01/2034	Aa3	1,500,000	1,500,855
Wilkes County NC Limited Obligation	5.000	06/01/2031	A1	350,000	350,693

					20,834,345
MUNICIPAL UTILITY REVENUE BONDS
19.49% of Net Assets
Brunswick County NC Enterprise System Revenue	5.000	04/01/2031	Aa2	500,000	500,000
Buncombe County NC Metropolitan Sewer District	5.000	07/01/2039	Aaa	550,000	550,220
Cary NC Combined Enterprise System Revenue	4.000	12/01/2042	Aaa	750,000	725,925
Clayton NC Water & Sewer Revenue	5.000	08/01/2040	Aa3	700,000	751,898
Durham NC Utility System Revenue	4.000	08/01/2044	Aa1	250,000	239,258
Fuquay-Varina NC Combined Utilities Revenue	5.000	04/01/2040	Aa2	1,000,000	1,010,200
Fuquay-Varina NC Combined Utilities Revenue	4.000	06/01/2043	Aa2	1,000,000	944,290
Fuquay-Varina NC Combined Utilities Revenue	4.000	02/01/2044	Aa2	1,000,000	950,330
Fuquay-Varina NC Combined Utilities Revenue	4.000	06/01/2045	Aa2	740,000	690,324
Fuquay-Varina NC Combined Utilities Revenue	4.125	06/01/2049	Aa2	1,000,000	932,470
Gastonia NC Combined Utilities System Revenue	5.000	05/01/2034	Aa2	570,000	570,519
Gastonia NC Combined Utilities System Revenue	5.000	05/01/2035	Aa2	250,000	250,223
Greensboro NC Enterprise System Revenue	4.000	06/01/2047	Aa1	355,000	331,666
Greenville NC Utilities Commision	4.125	12/01/2043	Aa1	460,000	443,417
Holly Springs NC Enterprise System Revenue	4.000	11/01/2044	Aa2	1,165,000	1,104,222
Johnston County NC Water & Sewer Revenue	4.000	04/01/2044	Aa2	500,000	475,045
Johnston County NC Water & Sewer Revenue	4.000	04/01/2043	Aa2	300,000	287,349
Lincoln County NC Enterprise System Revenue	3.000	08/01/2038	AA*	160,000	138,462
Lincoln County NC Enterprise System Revenue	3.000	08/01/2039	AA*	340,000	288,480
Lincoln County NC Enterprise System Revenue	3.000	08/01/2040	AA*	265,000	220,260
Lincoln County NC Enterprise System Revenue	3.000	08/01/2041	AA*	240,000	195,746
Martin County NC Limited Obligation Water and Sewer District	4.750	06/01/2034	A2	1,150,000	1,150,334
Mebane NC Combined Utilities Revenue	4.000	08/01/2044	Aa3	500,000	474,740
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2032	A*	500,000	505,145
Onslow NC Water & Sewer Authority Combined Enterprises	4.000	12/01/2049	Aa3	375,000	343,035
Pender County NC Limited Obligation	3.000	06/01/2038	Aa3	490,000	425,996
Pender County NC Limited Obligation	3.000	06/01/2045	Aa3	500,000	380,745
Salisbury NC Enterprise System Revenue	5.000	02/01/2045	AA-*	540,000	557,496
Sampson County NC Water & Sewer District	5.000	06/01/2037	A1	920,000	921,095
Sanford NC Enterprise System Revenue	4.000	06/01/2043	Aa3	295,000	281,398
Sanford NC Enterprise System Revenue	4.000	06/01/2044	Aa3	280,000	265,933
Sanford NC Enterprise System Revenue	4.000	06/01/2044	Aa3	330,000	312,602
Sanford NC Enterprise System Revenue	4.000	06/01/2045	Aa3	230,000	216,014
Union County NC Enterprise System Revenue	4.000	06/01/2044	Aa2	1,335,000	1,269,596
Union County NC Enterprise System Revenue	3.000	06/01/2051	Aa2	250,000	182,140
Wake County NC Industrial Facilities & Pollution Control Duke Energy	4.000	06/01/2041	Aa3	1,260,000	1,209,121
Wilmington NC Storm Water Revenue	5.000	06/01/2035	Aa2	500,000	500,960

					20,596,654
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
11.20% of Net Assets
Appalachian NC State University	4.000	05/01/2033	A1	500,000	502,870
Appalachian NC State University	5.000	05/01/2036	A1	1,000,000	1,037,820

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

March 31, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Iredell County NC Community College	5.000%	04/01/2026	Aaa	$225,000	$225,230
Iredell County NC Community College	5.000	04/01/2027	Aaa	325,000	325,244
NC State University at Raleigh	4.000	10/01/2045	Aa1	590,000	556,818
Scotland County NC	5.000	12/01/2033	A*	250,000	258,168
University of NC at Charlotte Board of Governors	4.000	10/01/2037	Aa3	750,000	750,885
University of NC at Charlotte Board of Governors	5.000	10/01/2042	Aa3	250,000	255,115
University of NC Charlotte	4.000	10/01/2035	Aa3	250,000	250,708
University of NC Charlotte	4.000	10/01/2036	Aa3	250,000	250,530
University of NC Greensboro	4.000	04/01/2035	Aa3	750,000	752,108
University of NC Greensboro	4.000	04/01/2036	Aa3	500,000	501,120
University of NC Greensboro	5.000	04/01/2038	Aa3	425,000	439,212
University of NC Wilmington	4.000	04/01/2038	Aa3	405,000	404,591
University of NC Wilmington	4.000	04/01/2039	Aa3	1,380,000	1,365,411
University of NC Wilmington Limited Obligation	5.000	06/01/2033	A1	550,000	550,897
University of NC Wilmington Limited Obligation	4.000	06/01/2034	A1	500,000	497,320
University of North Carolina	5.000	10/01/2033	A1	30,000	29,918
Western Carolina NC University	5.000	10/01/2035	Aa3	1,000,000	1,033,720
Western Carolina NC University	5.000	10/01/2043	Aa3	1,000,000	1,016,970
Western Carolina NC University	5.000	10/01/2045	Aa3	825,000	829,818

					11,834,473
PUBLIC FACILITIES REVENUE BONDS
10.48% of Net Assets
Charlotte NC Certificate of Participation	4.000	06/01/2037	Aa2	250,000	251,038
Charlotte NC Certificate of Participation Convention Facility Project	4.000	06/01/2039	Aa2	1,000,000	979,810
Concord NC Limited Obligation	4.000	06/01/2044	Aa1	300,000	286,428
Durham NC Limited Obligation	4.000	04/01/2036	Aa1	1,000,000	1,000,840
Henderson County NC Limited Obligation	5.000	10/01/2030	Aa2	250,000	252,003
Henderson County NC Limited Obligation	5.000	10/01/2031	Aa2	500,000	503,810
Holly Springs NC Limited Obligation	4.125	10/01/2041	Aa1	500,000	495,570
Holly Springs NC Limited Obligation	4.250	10/01/2043	Aa1	365,000	360,394
Kannapolis NC Limited Obligation	5.000	04/01/2032	Aa3	500,000	500,195
Mecklenburg County NC Limited Obligation	4.000	02/01/2043	Aa1	500,000	485,675
Moore County NC	3.000	06/01/2039	Aa2	350,000	302,089
New Hanover County NC Limited Obligation	4.000	10/01/2044	Aa1	1,080,000	1,030,642
Onslow County NC Limited Obligation	5.000	06/01/2032	Aa2	500,000	501,095
Pender County NC Limited Obligation	4.000	04/01/2044	Aa3	1,000,000	943,920
Person County NC Limited Obligation	4.000	12/01/2044	Aa3	1,000,000	935,150
Surry County NC Limited Obligation	3.000	10/01/2038	Aa3	395,000	343,931
Surry County NC Limited Obligation	3.000	10/01/2041	Aa3	1,135,000	932,391
Thomasville NC Revenue	4.000	05/01/2036	Aa3	500,000	492,505
Wilson City NC	4.000	10/01/2042	Aa2	500,000	479,900

					11,077,386
STATE AND LOCAL MORTGAGE/HOUSING BONDS
8.06% of Net Assets
NC Housing Finance Agency Homeownership Revenue	4.000	07/01/2039	Aa1	425,000	415,042
NC Housing Finance Agency Homeownership Revenue	4.350	01/01/2044	Aa1	1,000,000	972,430
NC State Housing Finance Agency	4.900	07/01/2043	Aa1	1,500,000	1,503,525
NC State Housing Finance Agency	4.350	07/01/2043	Aa1	870,000	849,581
NC State Housing Finance Agency	5.000	07/01/2046	Aa1	2,395,000	2,397,706
NC State Housing Finance Agency Homeownership Revenue	4.375	07/01/2044	Aa1	2,460,000	2,380,493

					8,518,777
REFUNDING BONDS
7.58% of Net Assets
Asheville NC Limited Obligation	3.000	04/01/2041	Aa1	250,000	209,078
Buncombe County NC Limited Obligation	5.000	06/01/2035	Aa1	1,000,000	1,002,100
Charlotte NC Certificate of Participation	5.000	06/01/2033	Aa1	840,000	840,059
Charlotte NC Certificate of Participation	5.000	06/01/2034	Aa1	750,000	751,485
Chatham County NC	5.000	11/01/2032	Aa2	825,000	831,584
Durham County NC	4.000	06/01/2036	Aaa	225,000	227,923
Monroe NC Limited Obligation	4.000	03/01/2033	Aa3	255,000	255,426
Monroe NC Limited Obligation	5.000	03/01/2039	Aa3	1,250,000	1,260,761
Raleigh NC	4.000	04/01/2043	Aaa	695,000	673,295
Rockingham County NC Limited Obligation	4.500	04/01/2032	Aa3	500,000	500,055
Sampson County NC Limited Obligation	4.000	09/01/2036	A1	1,000,000	975,770
Sampson County NC Limited Obligation	4.000	09/01/2037	A1	500,000	483,330

					8,010,866
HOSPITAL AND HEALTHCARE REVENUE BONDS
6.76% of Net Assets
Charlotte Mecklenburg NC Hospital Authority Atrium Health	5.000	01/15/2036	Aa3	590,000	617,701
Charlotte Mecklenburg NC Hospital Healthcare System	5.000	01/15/2039	Aa3	1,500,000	1,500,900
NC State Medical Care Commission Health Care Facilities Rex Hospital	5.000	07/01/2033	A2	750,000	752,010
NC State Medical Care Commission Health Care Facilities Rex Hospital	4.000	07/01/2040	A2	1,000,000	966,640
NC State Medical Care Commission Health Care Facilities Vidant Health	5.000	06/01/2040	A2	1,385,000	1,386,536
NC State Medical Care Commission Health Care Facilities Duke University	4.000	06/01/2042	Aa3	1,060,000	995,828
NC State Medical Care Commission Rex Healthcare	4.000	07/01/2049	A2	1,000,000	929,390

					7,149,005

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

March 31, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
6.17% of Net Assets
Buncombe County NC Limited Obligation	5.000%	06/01/2033	Aa1	$600,000	$601,344
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa1	365,000	365,723
Fuquay-Varina NC	4.000	08/01/2042	Aa1	500,000	488,355
Greensboro NC Limited Obligation	4.000	10/01/2044	Aa1	500,000	474,625
Greenville NC Limited Obligation	4.250	03/01/2045	AA-*	500,000	481,740
Mecklenburg County NC Limited Obligation	4.000	02/01/2044	Aa1	1,195,000	1,151,980
Rocky Mount NC Special Obligation	4.500	05/01/2032	Aa2	1,500,000	1,513,214
Wilmington NC Limited Obligation	3.000	06/01/2037	Aa1	370,000	311,588
Winston Salem NC	4.000	06/01/2043	Aaa	1,165,000	1,128,338

					6,516,907
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
3.52% of Net Assets
NC State Grant Anticipation Revenue Vehicle Garvee	5.000	03/01/2030	Aa3	200,000	200,020
NC State Turnpike Authority	5.000	01/01/2036	AA*	500,000	521,825
NC State Turnpike Authority	5.000	01/01/2038	AA*	2,415,000	2,512,687
NC State Turnpike Authority Triangle Expressway	4.000	01/01/2039	Aa1	500,000	491,145

					3,725,677
AIRPORT REVENUE BONDS
2.92% of Net Assets
Charlotte NC Aiport Revenue	5.000	07/01/2044	Aa3	250,000	264,880
Charlotte NC Douglas International Airport	5.000	07/01/2036	Aa3	250,000	257,323
Charlotte NC Douglas International Airport	4.000	07/01/2036	Aa3	500,000	499,525
Charlotte NC Douglas International Airport	5.000	07/01/2037	Aa3	700,000	718,214
Charlotte NC Douglas International Airport	5.000	07/01/2042	Aa3	1,325,000	1,347,737

					3,087,679
PREREFUNDED BONDS
2.73% of Net Assets
Charlotte NC Certificate of Participation	4.000	12/01/2034	Aa1	290,000	292,332
NC State Capital Facilities Duke University	5.000	10/01/2041	Aa1	1,000,000	1,010,900
New Hanover County NC Hospital Revenue New Hanover Regional Medical	5.000	10/01/2034	NR	1,500,000	1,578,030

					2,881,262

Total Investments 98.61% of Net Assets					$104,233,031

(cost $107,937,676) (See (a) below for further explanation)

Other assets in excess of liabilities 1.39%					1,469,856

Net Assets 100%					$105,702,887

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.

*	Rated by Standard & Poor’s Corporation

@	Fitch’s Investors Service

NR	Not Rated

(a)  Cost for federal income tax purposes is $107,937,676 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$26,091
Unrealized depreciation	(3,730,736)

Net unrealized depreciation	$(3,704,645)

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1	-	Unadjusted quoted prices in active markets for identical securities.
Level 2	-	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3	-	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2025.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

March 31, 2025

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	104,233,031
Level 3	Significant Unobservable Inputs	—

$104,233,031

Securities held by the Fund are valued as determined in good faith by the Funds’ Valuation Designee, Dupree & Company, Inc. (the “Valuation Designee”). The Valuation Designee is responsible for, among other things, monitoring the value of the Fund’s securities. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotation provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires the Valuation Designee, to fair value the security in accordance with procedures approved by the Board of Trustees. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

March 31, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
34.31% of Net Assets
Appalachian NC State University	4.000%	10/01/2030	Aa3	$200,000	$202,996
Pitt County NC Limited Obligation	5.000	04/01/2027	Aa2	495,000	509,929
University of NC Greensboro	5.000	04/01/2026	Aa3	400,000	408,380
University of NC Wilmington	4.000	06/01/2029	A1	750,000	755,505
University of NC Wilmington Limited Obligation	4.000	06/01/2030	A1	200,000	200,876
University of North Carolina at Wilmington	5.000	10/01/2026	Aa3	300,000	309,315
Western Carolina University	5.000	10/01/2025	Aa3	225,000	227,385
Western Carolina University	5.000	06/01/2027	AA*	250,000	255,275

					2,869,661
MUNICIPAL UTILITY REVENUE BONDS
12.95% of Net Assets
Brunswick County NC Enterprise System Revenue	5.000	04/01/2027	Aa2	250,000	250,000
Cary NC Combined Enterprise Systems	4.000	12/01/2028	Aaa	250,000	251,250
Monroe NC Limited Obligation	5.000	03/01/2028	Aa3	95,000	96,565
Monroe NC Limited Obligation	5.000	03/01/2029	Aa3	195,000	197,998
NC Municipal Power Agency #1 Catawba Electric	5.000	01/01/2028	A*	125,000	126,788
Warren County NC Limited Obligation	5.000	06/01/2027	A1	160,000	160,421

					1,083,022
SCHOOL IMPROVEMENT BONDS
12.12% of Net Assets
Duplin County NC	5.000	04/01/2027	A1	100,000	101,777
Randolph County NC Limited Obligation	5.000	10/01/2025	Aa3	250,000	252,775
Rutherford County NC Limited Obligation	5.000	03/01/2029	A1	175,000	187,838
Scotland County NC	5.000	12/01/2025	A*	270,000	273,313
Scotland County NC	5.000	12/01/2026	A*	50,000	51,513
Scotland County NC	5.000	12/01/2027	A*	140,000	146,496

					1,013,712
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
10.68% of Net Assets
North Carolina State Grant Anticipation Revenue	5.000	03/01/2029	Aa3	200,000	215,132
North Carolina State Grant Anticipation Revenue	5.000	03/01/2029	Aa3	120,000	120,115
North Carolina State Grant Anticipation Revenue	5.000	03/01/2029	Aa3	20,000	21,513
North Carolina State Limited Obligation	5.000	05/01/2029	Aa1	225,000	243,427
North Carolina Turnpike Authority	5.000	01/01/2029	A1	285,000	293,160

					893,347
PUBLIC FACILITIES REVENUE BONDS
9.24% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2028	Aa1	500,000	501,515
Monroe NC Limited Obligation	5.000	04/01/2026	AA*	265,000	271,079

					772,594
REFUNDING BONDS
5.35% of Net Assets
Charlotte NC Certificate of Participation	5.000	12/01/2025	Aa2	100,000	101,585
North Carolina State Limited Obligation	5.000	05/01/2028	Aa1	125,000	130,190
Sampson County NC Limited Obligation	5.000	09/01/2026	A1	210,000	215,807

					447,582
PREREFUNDED BONDS
4.05% of Net Assets
New Hanover NC Hospital Revenue	5.000	10/01/2028	NR	150,000	157,803
North Carolina State Medical Care Commission Vidant Health	5.000	06/01/2028	A2	180,000	180,619

					338,422
MISCELLANEOUS PUBLIC IMPROVEMENT
BONDS 3.01% of Net Assets
Fuquay-Varina NC	5.000	08/01/2025	Aaa	250,000	251,933

HOSPITAL AND HEALTHCARE REVENUE BONDS
2.11% of Net Assets
Charlotte-Mecklenburg NC Hospital Revenue	5.000	01/15/2027	Aa3	170,000	176,173

LEASE REVENUE BONDS
1.29% of Net Assets
New Hanover County NC Limitied Obligation	5.000	06/01/2029	Aa1	100,000	108,264

AIRPORT REVENUE BONDS
1.20% of Net Assets
Charlotte NC Airport Revenue	4.000	07/01/2032	Aa3	100,000	100,573

Total Investments 96.31% of Net Assets					$8,055,283

(cost $8,088,907(See (a) below for further explanation)

Other assets in excess of liabilities 3.69%					308,930

Net Assets 100%					$8,364,213

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

March 31, 2025

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.

*	Rated by Standard & Poor’s Corporation

@	Fitch’s Investors Service

NR	Not Rated

(a)  Cost for federal income tax purposes is $8,088,907 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$3,040
Unrealized depreciation	(36,664)

Net unrealized depreciation	$(33,624)

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.
Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2025.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	8,055,283
Level 3	Significant Unobservable Inputs	—

8,055,283

Securities held by the Fund are valued as determined in good faith by the Funds’ Valuation Designee, Dupree & Company, Inc. (the “Valuation Designee”). The Valuation Designee is responsible for, among other things, monitoring the value of the Fund’s securities. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotation provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires the Valuation Designee, to fair value the security in accordance with procedures approved by the Board of Trustees. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

March 31, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
47.05% of Net Assets
Chattanooga TN Electric Revenue	5.000%	09/01/2035	AA-*	$250,000	$251,173
Chattanooga TN Electric Revenue	5.000	09/01/2040	AA-*	1,000,000	1,002,460
Clarksville TN Electric System Revenue	4.250	09/01/2040	Aa2	475,000	476,487
Clarksville TN Public Building Authority Revenue	4.500	02/01/2043	AA-*	630,000	628,431
Columbia TN	4.000	12/01/2043	AA+*	1,000,000	951,840
Columbia TN	4.000	12/01/2050	AA+*	750,000	684,690
Eastside TN Utility District Hamilton County Waterworks	4.000	05/01/2045	AA*	500,000	469,680
Franklin TN Water & Sewer System Revenue	4.000	02/01/2036	Aa2	250,000	249,990
Gallatin TN Electric	4.000	07/01/2043	Aa3	785,000	736,456
Gallatin TN Gas System Revenue	4.000	01/01/2042	AA-*	1,155,000	1,095,333
Hallsdale Powell TN Utility District	4.000	04/01/2039	AA*	700,000	686,021
Hallsdale-Powell TN Utility District Knox County Water & Sewer	4.000	04/01/2035	AA*	315,000	314,487
Hallsdale-Powell TN Utility District Knox County Water & Sewer	4.000	04/01/2038	AA*	1,000,000	975,230
Harpeth Valley TN Utilities District	4.000	09/01/2043	AA+*	1,105,000	1,038,932
Harpeth Valley TN Utilities District Davidson & Williamson Counties	4.000	09/01/2039	AA+*	500,000	494,585
Knox Chapman TN Utility District	4.000	01/01/2043	AA-*	535,000	505,639
Knox County TN	4.000	06/01/2043	Aa1	500,000	476,945
Knoxville TN Electric	4.000	07/01/2041	Aa2	750,000	725,550
Knoxville TN Electric	4.000	07/01/2044	Aa2	670,000	630,423
Lexington TN Electric Revenue	4.000	08/01/2044	Aa3	500,000	466,080
Loudon TN Water & Sewer	5.000	03/01/2039	A+*	290,000	308,693
Loudon TN Water & Sewer	5.000	03/01/2040	A+*	355,000	375,416
Loudon TN Water & Sewer	5.000	03/01/2041	A+*	425,000	446,514
Loudon TN Water & Sewer	4.000	03/01/2044	AA*	1,000,000	941,610
Memphis TN Gas System Revenue	4.000	12/01/2034	Aa1	775,000	775,589
Memphis TN Gas System Revenue	4.000	12/01/2037	Aa1	1,310,000	1,283,145
Metropolitan Government Nashville & Davidson County TN Water & Sewer	4.000	07/01/2046	Aa2	1,000,000	931,990
Portland TN Water & Sewer	4.000	04/01/2037	A*	900,000	868,347
Portland TN Water & Sewer	4.000	04/01/2040	AA*	750,000	721,298
Pulaski TN Electric Revenue	4.000	06/01/2042	Aa3	500,000	470,870
Watauga River Regional Water Authority TN Waterworks	4.000	07/01/2037	A*	1,270,000	1,238,667
West Knoxville TN Utility District Knox County Water & Sewer Revenue	4.000	06/01/2046	AA+*	1,000,000	913,000
West Wilson TN Utility District Waterworks	5.000	06/01/2042	AA*	500,000	527,990
West Wilson TN Utility District Waterworks	5.000	06/01/2045	AA*	500,000	500,295

					23,163,856
SCHOOL IMPROVEMENT BONDS
9.33% of Net Assets
Collierville TN	4.000	01/01/2046	Aaa	1,000,000	943,280
Decatur County TN	4.000	05/01/2042	A1	390,000	369,591
Johnson City TN	4.000	06/01/2036	Aa2	1,150,000	1,153,898
Montgomery County TN	4.000	04/01/2037	AA*	1,420,000	1,400,021
Montgomery County TN	4.000	06/01/2040	Aa2	500,000	487,745
Wilson County TN	4.000	04/01/2039	AA+*	245,000	239,093

					4,593,628
PUBLIC FACILITIES REVENUE BONDS
8.98% of Net Assets
Hamblen County TN	4.000	05/01/2038	Aa3	880,000	878,196
Hamblen County TN	4.000	05/01/2039	Aa3	1,250,000	1,227,500
Hamblen County TN	4.000	05/01/2045	Aa3	420,000	388,739
Nolensville Town TN	4.000	06/01/2041	Aa1	400,000	386,104
Nolensville Town TN	4.000	06/01/2042	Aa1	600,000	578,982
Sullivan County TN	4.000	02/01/2043	Aa2	1,010,000	960,389

					4,419,910
HOSPITAL AND HEALTHCARE REVENUE BONDS
8.39% of Net Assets
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2035	A*	1,595,000	1,615,128
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2040	A*	950,000	954,494
Shelby County TN Health Education & Housing Facilities	5.000	05/01/2036	A3	1,535,000	1,560,113

					4,129,735
STATE AND LOCAL MORTGAGE/HOUSING BONDS
7.58% of Net Assets
Metropolitan Government Nashville & Davidson County TN 4th and Shelby Apartments Project	4.600	12/01/2044	Aaa	500,000	486,090
TN Housing Development Agency	4.500	07/01/2043	Aa1	1,490,000	1,415,097
TN Housing Development Agency Residential Finance Program	4.150	07/01/2038	Aa1	100,000	97,898
TN Housing Development Agency Residential Finance Program	4.450	07/01/2043	Aa1	1,780,000	1,732,136

					3,731,221
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
5.60% of Net Assets
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2036	A2	920,000	914,986
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2037	A2	1,030,000	1,013,201
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2040	A2	875,000	828,730

					2,756,917

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

March 31, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
5.55% of Net Assets
Memphis TN	4.000%	06/01/2041	Aa2	$1,120,000	$1,069,756
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2033	Aa2	750,000	753,818
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2034	Aa2	500,000	501,365
Sevierville TN	4.000	06/01/2044	Aa3	440,000	409,781

					2,734,720
AIRPORT REVENUE BONDS
1.93% of Net Assets
Metropolitan Nashville Airport Authority	5.000	07/01/2035	A1	250,000	250,538
Metropolitan Nashville Airport Authority	5.000	07/01/2040	A1	700,000	701,064

					951,602
REFUNDING BONDS
1.59% of Net Assets
Memphis TN	5.000	10/01/2043	Aa2	750,000	785,123

PREREFUNDED BONDS
1.32% of Net Assets
Shelby County TN Health Education & Housing Facilities Board Rhodes College	5.000	08/01/2040	A2	650,000	652,002

Total Investments 97.32% of Net Assets					$47,918,714

(cost $49,747,346) (See (a) below for further explanation)

Other assets in excess of liabilities 2.68%					1,318,834

Net Assets 100%					$49,237,548

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.

*	Rated by Standard & Poor’s Corporation

@	Fitch’s Investors Service

NR	Not Rated

(a) Cost for federal income tax purposes is $49,747,346 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$—
Unrealized depreciation	(1,828,631)

Net unrealized depreciation	$(1,828,631)

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.
Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2025.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	47,918,714
Level 3	Significant Unobservable Inputs	—

$47,918,714

Securities held by the Fund are valued as determined in good faith by the Funds’ Valuation Designee, Dupree & Company, Inc. (the “Valuation Designee”). The Valuation Designee is responsible for, among other things, monitoring the value of the Fund’s securities. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotation provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires the Valuation Designee, to fair value the security in accordance with procedures approved by the Board of Trustees.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

March 31, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
53.69% of Net Assets
Harriman TN	5.000%	06/01/2028	AA*	$100,000	$106,057
Maryville TN	4.000	06/01/2029	Aa2	250,000	251,835
Springfield TN	5.000	06/01/2027	Aa2	245,000	256,562
Hallsdale-Powell TN Utility District	4.000	04/01/2028	AA*	255,000	256,690
Jackson TN Energy Authority Gas System	5.000	06/01/2028	Aa2	150,000	150,432
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2031	AA-*	100,000	103,495
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2025	Aa2	135,000	135,718

					1,260,789
REFUNDING BONDS
23.03% of Net Assets
Loudon County TN	5.000	06/01/2025	Aa2	150,000	150,558
Maryville TN	5.000	06/01/2026	Aa2	50,000	51,293
Sevierville TN	5.000	05/01/2028	Aa3	125,000	132,838
Memphis-Shelby County TN Industrial Development Board	5.000	11/01/2027	Aa3	200,000	206,042

					540,731
SCHOOL IMPROVEMENT BONDS
14.31% of Net Assets
Bedford County TN	4.000	04/01/2027	AA*	75,000	75,659
White County TN	4.000	06/01/2027	AA-*	260,000	260,244

					335,903
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
4.27% of Net Assets
Shelby County TN Health Educational & Housing Facilities Rhodes College	4.000	08/01/2027	A2	100,000	100,277

Total Investments 95.30% of Net Assets					$2,237,700

(cost $2,246,864) (See (a) below for further explanation)

Other assets in excess of liabilities 4.70%					110,440

Net Assets 100%					$2,348,140

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.

*	Rated by Standard & Poor’s Corporation

@	Fitch’s Investors Service

NR	Not Rated

(a) Cost for federal income tax purposes is $2,246,864 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$117
Unrealized depreciation	(9,281)

Net unrealized depreciation	$(9,164)

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.
Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2025 involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2025.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	2,237,700
Level 3	Significant Unobservable Inputs	—

$2,237,700

Securities held by the Fund are valued as determined in good faith by the Funds’ Valuation Designee, Dupree & Company, Inc. (the “Valuation Designee”). The Valuation Designee is responsible for, among other things, monitoring the value of the Fund’s securities. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotation provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires the Valuation Designee, to fair value the security in accordance with procedures approved by the Board of Trustees.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Securities and Agencies

March 31, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
FEDERAL HOME LOAN BANK
75.61% of Net Assets
Federal Home Loan Bank	3.300%	06/09/2025	Aaa	$500,000	$498,873
Federal Home Loan Bank	3.600	07/18/2025	Aaa	800,000	798,286
Federal Home Loan Bank	5.000	04/17/2026	Aaa	450,000	449,658
Federal Home Loan Bank	3.200	06/10/2027	Aaa	250,000	246,069
Federal Home Loan Bank	4.580	08/20/2027	Aaa	500,000	499,154
Federal Home Loan Bank	4.000	06/30/2028	Aaa	500,000	500,818
Federal Home Loan Bank	5.300	11/20/2028	Aaa	250,000	250,483
Federal Home Loan Bank	5.125	11/28/2028	Aaa	500,000	500,594
Federal Home Loan Bank	4.625	01/22/2029	Aaa	450,000	453,512
Federal Home Loan Bank	4.625	06/08/2029	Aaa	250,000	255,896
Federal Home Loan Bank	4.000	08/24/2029	Aaa	250,000	246,976
Federal Home Loan Bank	4.250	10/22/2029	Aaa	375,000	376,606
Federal Home Loan Bank	4.625	11/20/2029	Aaa	250,000	251,696
Federal Home Loan Bank	4.300	03/25/2030	Aaa	500,000	498,312
Federal Home Loan Bank	4.375	12/12/2031	Aaa	250,000	252,420
Federal Home Loan Bank	4.750	12/12/2031	Aaa	450,000	463,301

					6,542,654
FEDERAL FARM CREDIT
19.63% of Net Assets
Federal Farm Credit Bank	4.500	08/27/2026	Aaa	500,000	499,697
Federal Farm Credit Bank	4.740	09/10/2027	Aaa	500,000	499,554
Federal Farm Credit Bank	5.050	01/18/2028	Aaa	450,000	449,642
Federal Farm Credit Bank	5.050	07/28/2028	Aaa	250,000	249,711

					1,698,604
FREDDIE MAC
2.34% of Net Assets
Federal Home Loan Mortgage Corporation	1.400	07/28/2032	Aaa	250,000	202,090

Total Investments 97.58% of Net Assets					$8,443,348

(cost $8,487,436) (See (a) below for further explanation)

Other assets in excess of liabilities 2.42%					209,167

Net Assets 100%					$8,652,515

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.

*	Rated by Standard & Poor’s Corporation

@	Fitch’s Investors Service

NR	Not Rated

(a) Cost for federal income tax purposes is $8,487,436 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$25,970
Unrealized depreciation	(70,058)

Net unrealized depreciation	$(44,088)

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.
Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2025.

	Valuation Inputs	Government Agencies
Level 1	Quoted Prices	—
Level 2	Other Significant Observable Inputs	$8,443,348
Level 3	Significant Unobservable Inputs	—

$8,443,348

Securities held by the Intermediate Government Bond Series are valued using market quotations provided by an independent pricing service. If market quotations are not readily available, the pricing service may provide an evaluated price determinded by a matrix pricing method, which considers information regading securities with similar characteristics to determine the evaluation for a security.

DUPREE MUTUAL FUNDS - TAXABLE MUNICIPAL BOND SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds

March 31, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
23.10% of Net Assets
KY State Rural Water Finance Corporation	3.000%	08/01/2050	AA-*	$250,000	$169,265
Metropolitan Government Nashville & Davidson County TN Recovery Zone	6.693	07/01/2041	Aa2	200,000	222,648
OK State Municipal Power Authority	6.310	01/01/2040	A2	95,000	103,098
Pigeon Forge TN Build America Recovery Zone	7.125	06/01/2040	AA*	300,000	301,992

					797,003
STATE AND LOCAL MORTGAGE/HOUSING BONDS
13.36% of Net Assets
IN State Housing & Community Development Authority	5.944	07/01/2049	Aaa	125,000	126,726
MN State Housing Finance Authority	5.915	07/01/2044	Aa1	150,000	152,264
NC State Housing Finance Agency	6.128	07/01/2043	Aa1	175,000	182,010

					461,000
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
12.56% of Net Assets
Mesa State College CO	6.746	05/15/2042	Aa2	85,000	94,931
Michigan State University	4.496	08/15/2048	Aa2	375,000	338,564

					433,495
PUBLIC FACILITIES REVENUE BONDS
9.93% of Net Assets
Metropolitan Government Nashville & Davidson County TN	7.431	07/01/2043	Aa3	190,000	219,651
Montgomery AL Community Cooperative District	2.815	11/01/2049	Aa1	75,000	47,587
Rhode Island Convention Center	6.060	05/15/2035	A1	70,000	75,372

					342,610
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
9.67% of Net Assets
Washoe County NV Highway Revenue	7.969	02/01/2040	Aa2	280,000	333,925

MARINA/PORT AUTHORITY REVENUE BONDS
6.81% of Net Assets
Miami Dade County FL Special Obligation	7.500	04/01/2040	Aa2	200,000	235,084

SCHOOL IMPROVEMENT BONDS
6.66% of Net Assets
Jefferson County TN Build America Bonds	6.625	06/01/2040	Aa2	230,000	230,005

HOSPITAL AND HEALTHCARE REVENUE BONDS
5.82% of Net Assets
Midland County TX Hospital District	6.440	05/15/2039	Aa3	185,000	200,958

MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
3.66% of Net Assets
Waco TX	5.488	02/01/2044	Aa1	125,000	126,455

AIRPORT REVENUE BONDS
2.51% of Net Assets
Tri Cities TN Airport Authority Revenue	3.625	05/01/2038	Aa2	100,000	86,734

PREREFUNDED BONDS
1.19% of Net Assets
Mesa State College CO	6.746	05/15/2042	NR	15,000	16,170
Tri Cities TN Airport Authority Revenue	3.625	05/01/2038	NR	25,000	24,961

					41,131

Total Investments 95.27% of Net Assets					$3,288,400

(cost $3,473,051) (See (a) below for further explanation)

Other assets in excess of liabilities 4.73%					163,381

Net Assets 100%					$3,451,781

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.

*	Rated by Standard & Poor’s Corporation

@	Fitch’s Investors Service

NR	Not Rated

(a) Cost for federal income tax purposes is $3,483,116 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	41,559
Unrealized depreciation	(236,275)

Net unrealized depreciation	$(194,716)

DUPREE MUTUAL FUNDS - TAXABLE MUNICIPAL BOND SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds

March 31, 2025

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.
Level 2 -	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 -	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2025.

	Valuation Inputs	Taxable Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	3,288,400
Level 3	Significant Unobservable Inputs	—

$3,288,400

Securities held by the Fund are valued as determined in good faith by the Funds’ Valuation Designee, Dupree & Company, Inc. (the “Valuation Designee”). The Valuation Designee is responsible for, among other things, monitoring the value of the Fund’s securities. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotation provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires the Valuation Designee, to fair value the security in accordance with procedures approved by the Board of Trustees.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.

All ratings are as of the date indicated and do not reflect subsequent changes.

*	Rated by Standard & Poor’s Corporation

@	Fitch’s Investors Service

NR	Not Rated

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.

*	Rated by Standard & Poor’s Corporation

@	Fitch’s Investors Service

NR	Not Rated